Risk Management (Details) - Schedule of financial ratios	12 Months Ended
Dec. 31, 2021
Maximum [Member]
Risk Management (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/Net Funding 30 day	216.00%
Liabilities greater than 1y/Assets greater than 1y	106.00%
Deposits/Loans	72.00%
Minimum [Member]
Risk Management (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/Net Funding 30 day	161.00%
Liabilities greater than 1y/Assets greater than 1y	92.00%
Deposits/Loans	65.00%
Average [Member]
Risk Management (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/Net Funding 30 day	192.00%
Liabilities greater than 1y/Assets greater than 1y	97.00%
Deposits/Loans	68.00%